Events Subsequent to Reporting Date	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Events After Reporting Period Text Block Abstract
Events Subsequent to Reporting Date

20. Events Subsequent to Reporting Date

On 17 August 2022, the company appointed Robert Bruce Clark to the board as a non-executive Director.

On 5 August 2022, the Company completed the acquisition on APIRx Pharmaceuticals via the issuance of 218,169,497 IHL ordinary shares to the stakeholders of APIRx in an all–scrip transaction. As substantially all of the fair value of the assets acquired in the transaction relates to intangible assets (e.g., patents, trademarks, active clinical and pre-clinical research and development projects), the transaction has been determined to be an asset acquisition and not a business combination. On 5 August 2022, the Company issued shares and options to Ryba LLC post year end pursuant to the mandate executed between the companies in November 2021. As the transaction between the Company and APIRx was deemed complete on 05 August 2022 the shares and options were issued.

No further significant events have occurred since the end of the financial year.

23. Subsequent events

On 21 July 2021, the Company issued 239,103 ordinary shares due to the exercise of unlisted options by option holders with an exercise price of $0.08 per share receiving $19,128 of proceeds.

On 16 August 2021, the Company issued an additional 2,739,662 ordinary shares due to the exercise of “IHLAH” share options at an exercise price of $0.08 per share for proceeds of $219,173.

On 25 August 2021, the Company issued 9,201,186 ordinary shares due to the exercise of “IHLAH” share options at an exercise price of $0.08 per share on for proceeds of $736,095.

On 7 September 2021, the Company issued ordinary shares for total proceeds of $4,587,667 due to the exercise of “IHLAH” share options:

—  7,345,833 of ordinary shares at an exercise price of $0.08 per share

—  20,000,000 of ordinary shares at an exercise price of $0.20 per share

On 21 September 2021, the Company issued 61,311,557 ordinary shares due to the exercise of “IHLAH” share options at an exercise price of $0.08 per share on for proceeds of $4,904,925.

On 4 October 2021, The Company issued ordinary shares for total proceeds of $5,114,109 due to the exercise of “IHLAH” share options:

—  11,427,616 of ordinary shares at a exercise price of $0.08 per share

—  20,999,500 of ordinary shares at an exercise price of $0.20 per share

On 7 October 2021, the Company issued 6,852,322 ordinary shares due to the exercise of “IHLAH” share options at an exercise price of $0.08 per share on for proceeds of $548,186.

No further significant events have occurred since the end of the fiscal year.